Stock-based Compensation - Summary of Estimated Grant Date Fair Value of the Company's Options (Detail)	12 Months Ended
	Dec. 31, 2022 $ / shares
2021 Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time to maturity	5 years	[1]
Common stock price	$ 16.21	[2]
Volatility	90.10%	[3]
Risk-free rate	0.80%	[4]
Dividend yield (5)	0.00%	[5]
Strike price	$ 10	[1]
2022 Employee Incentive Plan [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time to maturity	2 years 8 months 12 days	[1]
Common stock price	$ 4.27	[2]
Volatility	70.00%	[6]
Risk-free rate	2.60%	[7]
Dividend yield (5)	0.00%	[5]

[1]	Based on contractual terms
[2]	Represents the publicly traded common stock price as of the Grant Date
[3]	Calculated based on comparable companies’ historical volatilities over a matching term of 5 years
[4]	Based on the U.S. Constant Maturity Treasury yield curve as of the valuation date over a matching term over 5 years
[5]	Assumes a dividend yield of zero as the Company has no plans to declare dividends in the foreseeable future
[6]	Calculated based on comparable companies’ historical volatilities over a matching term of 2.7 years
[7]	Based on the U.S. Constant Maturity Treasury yield curve as of the valuation date over a matching term over 2.7 years